INTANGIBLE ASSETS - Identifiable intangible assets acquired (Parentheticals) (Details)	12 Months Ended
Sep. 30, 2013
Trade secrets and developed technologies
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average life (in years)	7 years
Patents
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average life (in years)	5 years
Intellectual Property
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average life (in years)	5 years